Other liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
As at June 30, 2024 and December 31, 2023, other liabilities included the following:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Uncertain tax provisions	174	170
Accrued expenses	122	117
Contract liabilities	71	64
Unfavorable drilling contracts	34	52
Employee withheld taxes, social security and vacation payments	40	54
Taxes payable	26	33
Accrued interest expense	21	21
Other liabilities	52	54
Total other liabilities	540	565
Other liabilities are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Other current liabilities	324	336
Other non-current liabilities	216	229
Total other liabilities	540	565

Movement in Unfavorable Drilling Contracts
The following table summarizes the movement in unfavorable drilling contracts and management services contracts for the six months ended June 30, 2024:

(In $ millions)	Carrying amount
As at January 1, 2024	52
Amortization	(11)
As at March 31, 2024	41
Amortization	(7)
As at June 30, 2024	34

Amounts Relating To Unfavorable Contracts That Is Expected To Be Amortized	The table below shows the amounts relating to unfavorable contracts that is expected to be amortized over the following periods:

	Period ended December 31
(In $ millions)	Remainder of 2024	2025	2026	Total
Amortization of unfavorable contracts	12	19	3	34